Contractual Commitments - Project Investment Agreements - Additional Information (Detail) $ in Millions, $ in Millions																						1 Months Ended		12 Months Ended
	Feb. 11, 2019	Sep. 14, 2018 USD ($) m Stage	Jan. 17, 2018 USD ($) Wells	Nov. 15, 2017	Oct. 11, 2017 USD ($)	Jul. 26, 2017 Tcfe	Jul. 17, 2017 USD ($) km² Wells	May 12, 2017 USD ($)	Apr. 18, 2017 USD ($)	Feb. 23, 2017 USD ($)	Oct. 17, 2016 USD ($)	Jan. 01, 2016	Dec. 15, 2015 km²	Oct. 22, 2015 USD ($)	Jul. 16, 2015 USD ($) km²	Jul. 10, 2015 USD ($)	May 26, 2015 USD ($)	Nov. 17, 2014 USD ($)	Nov. 06, 2013 USD ($) Wells	Sep. 23, 2013 USD ($) Wells	Jul. 16, 2013 USD ($) a Wells	Oct. 31, 2017 Well	Sep. 30, 2013 USD ($)	Dec. 31, 2018 USD ($) Wells	Dec. 31, 2018 ARS ($) Wells	Dec. 31, 2017 ARS ($)	Aug. 01, 2017 Wells	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 Stage	Dec. 10, 2013 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ARS ($)	Aug. 28, 2014 USD ($)
Disclosure of geographical areas [line items]
Investment in joint venture																															$ 30,324		$ 5,146		$ 4,022
La calera Area Investment Agreement / Providence of Neuquen / YPF and Pluspetrol S.A. [member]
Disclosure of geographical areas [line items]
Subdivision term		35 years
Pilot project completion term		3 years
Investment in exploration		$ 180.0
Date of agreement		September 14, 2018
Transporting distance for production | m		2,000
Number of fracking stages | Stage		25
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Total estimated exploration investment cost							$ 1,200.0
Agreement for the development the Bajada de Anelo Area [member] | YPF S.A. [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment										2.40%
Loma Campana [member]
Disclosure of geographical areas [line items]
Disbursement																														$ 940.0
Exploitation concession																														50.00%
Rincon Del Mangrullo Block [member] | YPF and Petrolera Pampa SA [member]
Disclosure of geographical areas [line items]
Investment in joint venture																			$ 151.5
Interest in joint venture investments																			50.00%
Investments in joint ventures in first stage																			$ 81.5
Number of wells drilled during first stage | Wells																			17
Investments in joint ventures in second phase																			$ 70.0
Number of wells drilled during second phase | Wells																			15
Number of stages completed | Stage																													2
Amended interest in joint venture																	50.00%
Investment in surface facilities area																								$ 150.0
Surface facilities, current capacity, description																								2 to 4 million cubic meters per day	2 to 4 million cubic meters per day
Investments in joint ventures in third phase																	$ 22.5
Disbursement of third phase joint ventures investments in current fiscal year.																																		$ 15.0
Disbursement of remaining balance in joint ventures investments																																$ 7.5
La Amarga chica area [member] | Petronas E And P Overseas Ventures Sdn Bhd [member]
Disclosure of geographical areas [line items]
Investment in joint venture																																				$ 475.0
La Amarga chica area [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Investment in joint venture																																				75.0
La Amarga chica area [member] | Petronas E And P Argentina SA [member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																								50.00%	50.00%
La Amarga chica area [member] | YPF and Petronas Overseas Ventures Sdn. Bhd [member]
Disclosure of geographical areas [line items]
Investment in joint venture																																				$ 550.0
Percentage of holding in exploitation concessions																								50.00%	50.00%
Percentage of net production value of drilled wells without access																								50.00%	50.00%
Percentage of contribution to work schedule during pilot plan																								50.00%	50.00%
Number of wells drilled during pilot plan | Wells																								35	35
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Stake interest hold in joint operation				30.00%
Proceed through investment contribution																								$ 52.3
Province of Neuquen YPF YSUR Energia Argentina S.R.L [Member]
Disclosure of geographical areas [line items]
Payment for granting of permits, concessions and extension of deadlines for execution of pilot plans											$ 30.0
Aguada Pichana East (APE) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation							22.50%																	22.50%	22.50%
Drillable area | km²							761
Drillable area, net | km²							629
Number of wells to be drilled | Wells							20
Estimated exploration cost							$ 300.0
Change in ownership stake, percentage							4.77%																	(4.77%)	(4.77%)
Aguada Pichana Oeste (APO) [member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation							30.00%																	30.00%	30.00%
Drillable area | km²							605
Drillable area, net | km²							443
Number of wells to be drilled | Wells							11
Estimated exploration cost							$ 150.0
Change in ownership stake, percentage							2.73%																	2.73%	2.73%
Aguada De Castro (ACA) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation							30.00%																	30.00%	30.00%
Drillable area | km²							163
Number of wells to be drilled | Wells							3
Estimated exploration cost							$ 50.0
Change in ownership stake, percentage							20.00%																	(20.00%)	(20.00%)
Llancanelo Mendoza [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments	39.00%
Province of Neuquen [member] | Loma Campana Loma La Lata Norte [member]
Disclosure of geographical areas [line items]
Expenditure incurred for development of pilot project																					$ 1,240.0
Area of the pilot project | a																					4,942
Area of the project | a																					97,607
Drilling of Wells | Wells																					100
Extension of concession maturity year																							2048
Initial payment																							$ 300.0
Equity interest in joint operation																								50.00%	50.00%
Province of Neuquen [member] | Narambuena Exploration Project Area [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																								50.00%	50.00%
Percentage of legal interest in exploitation																								7.00%	7.00%
Percentage of contribution in a joint investment																								100.00%	100.00%
Number of horizontal wells drilled in second phase | Well																						43
Province of Neuquen [member] | El Orejano Area [member]
Disclosure of geographical areas [line items]
Assigned interest in exploitation concession, percentage													50.00%
Area of land | km²													45
Percentage of interest in exploration, evaluation, exploitation and development of hydrocarbons												50.00%
Province of Neuquen [member] | Rincon Del Mangrullo Block [member]
Disclosure of geographical areas [line items]
Number of wells drilled during pilot plan | Wells																											13
Province of Neuquen [member] | Bandurria Block [member]
Disclosure of geographical areas [line items]
Number of distance | km²															465.5
Province of Neuquen [member] | Bandurria Norte [member] | Wintershall Energia SA [member]
Disclosure of geographical areas [line items]
Number of distance | km²															107
Percentage of awarded															100.00%
Province of Neuquen [member] | Bandurria Centro [member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Number of distance | km²															130
Percentage of awarded															100.00%
Province of Neuquen [member] | Bandurria Sur [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Subdivision term															35 years
Pilot project completion term															3 years
Investment in exploration															$ 360.0
Number of distance | km²															228.5
Percentage of awarded															100.00%
Province of Neuquen [member] | Pampa de las Yeguas I and La Ribera I and II [Member] | non-conventional operating concessions [member] | YSUR Energia Argentina S.R.L [member]
Disclosure of geographical areas [line items]
Contract term											35 year
Total investment commitment											$ 220.0
Province of Neuquen [member] | Pampa de las Yeguas I and La Ribera I and II [Member] | non-conventional operating concessions [member] | YSUR Energia Argentina S.R.L [member] | YPF Equity Interests [member]
Disclosure of geographical areas [line items]
Total investment commitment											$ 170.0
Province of Neuquen [member] | La Amarga Chica, Bajada de Anelo and Bandurria Sur [Member] | YSUR Energia Argentina S.R.L [member] | Top of range [member]
Disclosure of geographical areas [line items]
Extension term for execution of pilot plans											5 years
Province of Neuquen [member] | Aguada de Castro, Bajo del Toro, Cerro Arena,Cerro Las Minas,Chasquivil,Las Tacanas,Loma del Molle,Pampa de las Yeguas II and Salinas del Huitrin [Member] | Exploration permits for non-conventional [member] | YSUR Energia Argentina S.R.L [member]
Disclosure of geographical areas [line items]
Contract term											4 years
Total investment commitment											$ 232.0
Province of Neuquen [member] | Aguada de Castro, Bajo del Toro, Cerro Arena,Cerro Las Minas,Chasquivil,Las Tacanas,Loma del Molle,Pampa de las Yeguas II and Salinas del Huitrin [Member] | Exploration permits for non-conventional [member] | YSUR Energia Argentina S.R.L [member] | YPF Equity Interests [member]
Disclosure of geographical areas [line items]
Total investment commitment											$ 155.0
CDNC [Member]
Disclosure of geographical areas [line items]
Interest acquired																								100.00%							100.00%
Percentage of concession and supplementary rights Chevron could exercise																								50.00%	50.00%
Lindero Atravesado Block Neuquen [member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest																37.50%
Subdivision term																35 years
Pilot project completion term																4 years
Investment in exploration																$ 590.0
Lindero Atravesado Block Neuquen [member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest																62.50%
Enap Sipetrol Argentina [member] | JO Agreement for the Magallanes Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture																		$ 100.0
Interest in joint venture investments																		50.00%
OAndG Developments Limited SA [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Percentage of participation interest acquired								50.00%
OAndG Developments Limited SA [member] | First phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture								$ 222.6
Maximum duration								30 months
OAndG Developments Limited SA [member] | Second phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture								$ 75.8
OAndG Developments Limited SA [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments										97.60%
Join investment amount										$ 305.8
YPF S.A. [member] | First phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture								$ 7.4
YPF S.A. [member] | Bandurria Sur [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment					51.00%
YPF S.A. [member] | Llancanelo Mendoza [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments									50.00%
Schlumberger Oilfield Eastern Ltd. [member] | Bandurria Sur [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments					49.00%
Join investment amount					$ 390.0
YPFE andP [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						29.40%
Chaco [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						19.60%
Statoil [member] | Bajo del Toro [member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation			50.00%
Number of horizontal wells to be drilled in new phase | Wells			2
Receivable for price associated with wells			$ 30.0
Percentage of costs to be contributed by joint developer			100.00%
Statoil [member] | Bajo del Toro [member] | Maximum [Member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Costs and investments			$ 270.0
YPF [member] | Bajo del Toro [member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation			50.00%
Number of horizontal wells drilled in second phase | Wells			6
Patagonia Oil Corp [member] | Llancanelo Block [member]
Disclosure of geographical areas [line items]
Interest acquired									11.00%
Patagonia Oil Corp [member] | Llancanelo Block [member] | First phase [member]
Disclosure of geographical areas [line items]
Join investment amount									$ 40.0
Patagonia Oil Corp [member] | Llancanelo Block [member] | Second phase [member]
Disclosure of geographical areas [line items]
Join investment amount									$ 54.0
CHNC [member]
Disclosure of geographical areas [line items]
Purchase of gas and crude oil																									$ 14,295	$ 5,672		$ 5,912
Net balance payable																									$ 2,064	$ 654		$ 544
YPF, Dow Europe Holding B.V. and PBB Polisur S.A. [member] | El Orejano Area [member] | Dow Europe Holding BV And PBB Polisur S.A. [member]
Disclosure of geographical areas [line items]
Drilling of Wells | Wells																				16
Date of agreement																				Sep. 23, 2013
Expenditure towards joint exploitation of unconventional gas pilot project																				$ 188.0
Investment in joint venture																				$ 120.0
Increase in amount disbursed														$ 60.0
Total disbursement amount														$ 180.0
Yacimientos Petroliferos Fiscales Bolivianos [member] | Exploration agreement in the Charagua block [member]
Disclosure of geographical areas [line items]
Agreed upon percentage on service contract																						40.00%
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member]
Disclosure of geographical areas [line items]
Exploration work | Tcfe						2.7
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation																						51.00%